UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/13 is included with this Form.

■	Value Line Centurion Fund, Inc.

	Schedule of Investments

March 31, 2013 (Unaudited)
Shares			Value

	Common Stocks — 94.6%
Consumer Discretionary — 15.0%
	5,000	AutoZone, Inc. *	$1,983,850
	8,100	BorgWarner, Inc. *	626,454
	24,800	Brinker International, Inc.	933,720
	8,100	Buckle, Inc. (The) (1)	377,865
	9,300	Buffalo Wild Wings, Inc. *	814,029
	20,400	Darden Restaurants, Inc.	1,054,272
	9,400	Deckers Outdoor Corp. * (1)	523,486
	11,200	Dick’s Sporting Goods, Inc.	529,760
	13,000	Domino’s Pizza, Inc.	668,720
	9,000	Genuine Parts Co.	702,000
	12,600	Gildan Activewear, Inc.	502,866
	40,200	LKQ Corp. *	874,752
	17,600	McDonald’s Corp.	1,754,544
	15,200	NIKE, Inc. Class B	896,952
	3,000	O’Reilly Automotive, Inc. *	307,650
	8,600	Panera Bread Co. Class A *	1,421,064
	11,500	Penn National Gaming, Inc. *	625,945
	728	PVH Corp.	77,758
	10,000	Starbucks Corp.	569,600
	51,400	TJX Companies, Inc. (The)	2,402,950
	3,600	VF Corp.	603,900
	9,300	Wolverine World Wide, Inc. (1)	412,641
	3,400	Wynn Resorts Ltd.	425,544
	29,800	Yum! Brands, Inc.	2,143,812
			21,234,134
Consumer Staples — 10.9%
	3,300	Boston Beer Co., Inc. (The) Class
		A * (1)	526,812
	5,800	British American Tobacco PLC
		ADR (1)	620,890
	5,500	Bunge Ltd.	406,065
	14,000	Casey’s General Stores, Inc.	816,200
	32,800	Church & Dwight Co., Inc.	2,119,864
	8,500	Costco Wholesale Corp.	901,935
	8,900	Energizer Holdings, Inc.	887,597
	34,000	Flowers Foods, Inc.	1,119,960
	26,000	General Mills, Inc.	1,282,060
	9,000	Harris Teeter Supermarkets, Inc.	384,390
	6,200	Herbalife Ltd. (1)	232,190
	41,000	Hormel Foods Corp.	1,694,120
	12,800	Ingredion, Inc.	925,696
	21,500	J&J Snack Foods Corp.	1,653,135
	11,000	PepsiCo, Inc.	870,210
	9,000	Reynolds American, Inc.	400,410
	7,000	Whole Foods Market, Inc.	607,250
			15,448,784
Energy — 1.5%
	2,500	Core Laboratories N.V.	344,800
	16,700	Enbridge, Inc. (1)	777,218
	8,000	Noble Energy, Inc.	925,280
			2,047,298

Shares		Value
Financials — 5.4%
10,000	Affiliated Managers Group, Inc. *	$1,535,700
22,800	AFLAC, Inc.	1,186,056
10,500	American Tower Corp. REIT	807,660
2,600	Axis Capital Holdings Ltd.	108,212
6,000	Bank of Montreal	377,700
3,200	BlackRock, Inc.	822,016
3,100	Camden Property Trust REIT	212,908
5,800	M&T Bank Corp.	598,328
10,200	Royal Bank of Canada	615,060
13,400	Stifel Financial Corp. *	464,578
12,600	T. Rowe Price Group, Inc.	943,362
		7,671,580
Health Care — 13.3%
15,000	Alexion Pharmaceuticals, Inc. *	1,382,100
11,600	Allergan, Inc.	1,294,908
7,000	C.R. Bard, Inc.	705,460
17,174	Catamaran Corp. *	910,737
14,000	Cerner Corp. *	1,326,500
2,700	Computer Programs & Systems,
	Inc.	146,097
3,800	DaVita HealthCare Partners, Inc. *	450,642
4,000	DENTSPLY International, Inc.	169,680
26,400	Edwards Lifesciences Corp. *	2,169,024
35,340	Express Scripts Holding Co. *	2,037,351
15,300	Henry Schein, Inc. *	1,416,015
7,300	IDEXX Laboratories, Inc. *	674,447
1,200	Intuitive Surgical, Inc. *	589,428
8,900	Mednax, Inc. *	797,707
5,700	Mettler-Toledo International, Inc. *	1,215,354
10,700	Novo Nordisk A/S ADR	1,728,050
4,200	Owens & Minor, Inc.	136,752
18,000	Teva Pharmaceutical Industries
	Ltd. ADR	714,240
12,000	Thermo Fisher Scientific, Inc.	917,880
2,000	Volcano Corp. *	44,520
		18,826,892

1

■	Value Line Centurion Fund, Inc.

	Schedule of Investments

March 31, 2013 (Unaudited)
Shares			Value
Industrials — 24.8%
	1,200	Acuity Brands, Inc.	$83,220
	45,000	AMETEK, Inc.	1,951,200
	7,800	C.H. Robinson Worldwide, Inc.	463,788
	12,000	Canadian National Railway Co.	1,203,600
	1,000	Canadian Pacific Railway Ltd. (1)	130,470
	11,000	Chicago Bridge & Iron Co. N.V.	683,100
	14,400	CLARCOR, Inc.	754,272
	8,300	Clean Harbors, Inc. *	482,147
	24,700	Danaher Corp.	1,535,105
	38,000	Donaldson Co., Inc.	1,375,220
	7,000	Eaton Corp. PLC	428,750
	4,400	Esterline Technologies Corp. *	333,080
	10,000	Fastenal Co.	513,500
	8,800	FedEx Corp.	864,160
	9,200	Graco, Inc.	533,876
	12,712	HEICO Corp.	551,828
	18,200	IDEX Corp.	972,244
	9,600	IHS, Inc. Class A *	1,005,312
	11,323	Iron Mountain, Inc.	411,138
	5,600	ITT Corp.	159,208
	8,000	J.B. Hunt Transport Services, Inc.	595,840
	11,300	Kansas City Southern	1,253,170
	18,800	Kirby Corp. *	1,443,840
	7,000	L-3 Communications Holdings,
		Inc.	566,440
	3,000	Middleby Corp. (The) *	456,450
	12,000	Parker Hannifin Corp.	1,098,960
	7,500	Precision Castparts Corp.	1,422,150
	15,000	Republic Services, Inc.	495,000
	93,200	Rollins, Inc.	2,288,060
	15,400	Roper Industries, Inc.	1,960,574
	15,100	Stericycle, Inc. *	1,603,318
	17,000	Toro Co. (The)	782,680
	10,400	Union Pacific Corp.	1,481,064
	14,100	United Technologies Corp.	1,317,363
	7,000	Valmont Industries, Inc.	1,100,890
	5,800	W.W. Grainger, Inc.	1,304,884
	3,000	Wabtec Corp.	306,330
	30,000	Waste Connections, Inc.	1,079,400
			34,991,631

Shares		Value
Information Technology — 9.2%
22,600	Accenture PLC Class A	$1,716,922
10,000	Alliance Data Systems Corp. *	1,618,900
7,700	Amphenol Corp. Class A	574,805
4,500	Anixter International, Inc.	314,640
13,600	ANSYS, Inc. *	1,107,312
18,300	Cognizant Technology Solutions
	Corp. Class A *	1,401,963
6,600	Equinix, Inc. *	1,427,646
2,400	Fiserv, Inc. *	210,792
2,800	MasterCard, Inc. Class A	1,515,164
8,100	MICROS Systems, Inc. *	368,631
12,400	Open Text Corp. * (1)	731,972
7,100	Salesforce.com, Inc. *	1,269,693
8,800	WEX, Inc. *	690,800
		12,949,240
Materials — 11.5%
3,600	Airgas, Inc.	356,976
6,500	Albemarle Corp.	406,380
18,200	Ball Corp.	865,956
5,100	CF Industries Holdings, Inc.	970,887
36,800	Crown Holdings, Inc. *	1,531,248
10,400	Cytec Industries, Inc.	770,432
17,000	Ecolab, Inc.	1,363,060
31,000	FMC Corp.	1,767,930
4,800	NewMarket Corp.	1,249,728
12,200	Packaging Corp. of America	547,414
13,000	Praxair, Inc.	1,450,020
14,000	Scotts Miracle-Gro Co. (The) Class
	A	605,360
3,700	Sherwin-Williams Co. (The)	624,893
15,100	Sigma-Aldrich Corp.	1,172,968
31,600	Silgan Holdings, Inc.	1,493,100
16,000	Valspar Corp. (The)	996,000
		16,172,352
Telecommunication Services — 0.8%
15,400	Crown Castle International Corp. *	1,072,456
Utilities — 2.2%
11,500	ITC Holdings Corp.	1,026,490
18,000	ONEOK, Inc.	858,060
28,300	Questar Corp.	688,539
13,200	Wisconsin Energy Corp.	566,148
		3,139,237
	Total Common Stocks
	(Cost $80,503,058)	133,553,604

2

■	Value Line Centurion Fund, Inc.

	Schedule of Investments

March 31, 2013 (Unaudited)
	Principal
	Amount		Value

	Short-Term Investments — 7.5%
Repurchase Agreements — 4.4%
	$6,200,000	With Morgan Stanley, 0.15%,
		dated 03/28/13, due 04/01/13,
		delivery value $6,200,103
		(collateralized by $6,215,000
		U.S. Treasury Notes 1.000% due
		03/31/17, with a value of
		$6,325,875)	$6,200,000

	Investments of Cash Collateral for Securities on Loan — 3.1%
Joint Repurchase Agreements — 3.1%
	1,095,388	Joint Repurchase Agreement with
		Morgan Stanley, 0.17%, dated
		03/28/13, due 04/01/13, delivery
		value $1,095,408 (collateralized
		by $1,117,298 U.S. Treasury
		Note 2.500% due 03/31/15, with
		a value of $1,104,306)	1,095,388
	1,997,471	Joint Repurchase Agreement with
		Barclays, 0.15%, dated 03/28/13,
		due 04/01/13, delivery value
		$1,997,504 (collateralized by
		$2,037,421 U.S. Treasury Note
		0.500% due 07/31/17, with a
		value of $2,035,839)	1,997,471
	1,288,691	Joint Repurchase Agreement with
		Credit Suisse First Boston,
		0.18%, dated 03/28/13, due
		04/01/13, delivery value
		$1,288,717 (collateralized by
		$1,314,497 U.S. Treasury Note
		0.625% due 09/30/17, with a
		value of $1,310,464)	1,288,691
			4,381,550
		Total Investments of Cash
		Collateral for Securities on Loan
		(Cost $4,381,550)	4,381,550
		Total Short-Term Investments
		(Cost $10,581,550)	10,581,550
		Total Investments — 102.1%
		(Cost $91,084,608)	144,135,154
Excess Of Liabilities Over Cash And Other Assets —
	(2.1%)		(3,012,300)
Net Assets (2) —100.0%			$141,122,854
Net Asset Value Per Outstanding Share
	($141,122,854 ÷ 8,877,243 shares outstanding)		$15.90

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2013, the market value of the securities on loan was $4,139,978.
(2)
For federal income tax purposes, the aggregate cost was $91,084,608, aggregate gross unrealized appreciation was $53,350,528, aggregate gross unrealized depreciation was $299,982 and the net unrealized appreciation was $53,050,546.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$133,553,604	$0	$0	$133,553,604
Short-Term Investments	0	10,581,550	0	10,581,550
Total Investments in Securities	$133,553,604	$10,581,550	$0	$144,135,154

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2013, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2013